Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Balance Sheet Data) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
ASSETS:
Cash	$ 7,629,771	$ 7,903,950	$ 9,331,372	$ 7,835,638
Investment Securities, Available For Sale	431,003,452	354,916,216
Total Assets	849,248,059	890,354,587
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,084,000	6,084,000
Stockholders' Equity Attributable to Parent	77,990,080	82,592,484	80,771,886	76,012,205
Total Liabilities And Shareholders' Equity	849,248,059	890,354,587
Parent Company [Member]
ASSETS:
Cash	3,880,433	4,098,035	5,471,308	5,422,037
Investment Securities, Available For Sale	101,250	75,225
Investment in Security Federal Statutory Trust	155,000	155,000
Investment In Security Federal Bank	85,115,889	89,532,985
Accounts Receivable And Other Assets	20,167	13,766
Total Assets	89,272,739	93,875,011
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Accounts Payable And Other Liabilities	44,959	44,827
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,084,000	6,084,000
Stockholders' Equity Attributable to Parent	77,988,780	82,591,184
Total Liabilities And Shareholders' Equity	$ 89,272,739	$ 93,875,011